LEASE INTANGIBLES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
LEASE INTANGIBLES

5. LEASE INTANGIBLES

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	March 31, 2020			December 31, 2019
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$3,186,889	$(2,592,558)	$594,331	$4,360,027	$(3,283,027)	$1,077,000
Leasing costs	1,800,922	(1,455,228)	345,694	2,937,976	(2,002,711)	935,265
Above-market leases	333,485	(253,410)	80,075	333,485	(240,739)	92,746

	$5,321,296	$(4,301,196)	$1,020,100	$7,631,488	$(5,526,477)	$2,105,011

As of March 31, 2020 there were no gross lease intangible assets included in real estate assets held for sale. As of December 31, 2019, there was $2.3 million gross lease intangible assets included in real estate assets held for sale, with $1.4 million of accumulated amortization related to the lease intangible assets netted against real estate assets held for sale.

The net value of acquired intangible liabilities was $267,337 and $310,000 relating to below-market leases as of March 31, 2020 and December 31, 2019, respectively.

Future aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Nine months remaining in 2020	$397,753
Years ending December 31:
2021	372,484
2022	202,479
2023	17,663
2024	17,663
Thereafter	12,058

Total	$1,020,100

The weighted average remaining amortization period of the intangible assets as of March 31, 2020 is 1.9 years.

5. LEASE INTANGIBLES

Lease intangibles consist of the following:

	December 31, 2019			December 31, 2018
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$4,360,027	$(3,283,027)	$1,077,000	$4,958,477	$(3,467,781)	$1,490,696
Leasing costs	2,937,976	(2,002,711)	935,265	3,628,080	(2,405,514)	1,222,566
Above-market leases	333,485	(240,739)	92,746	439,878	(291,666)	148,212

	$7,631,488	$(5,526,477)	$2,105,011	$9,026,435	$(6,164,961)	$2,861,474

As of December 31, 2019 and 2018, gross lease intangible assets of $2.3 million and $2.5 million, respectively, were included in real estate assets held for sale. As of December 31, 2019 and 2018, accumulated amortization related to the lease intangible assets of $1.4 million and $1.5 million, respectively, were included in real estate assets held for sale.

The net value of acquired intangible liabilities was $310,000 and $496,000 relating to below-market leases as of December 31, 2019 and 2018, respectively.

Aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Year ending December 31,
2020	$687,974
2021	510,215
2022	360,116
2023	173,785
2024	118,989
Thereafter	253,932

Total	$2,105,011

The weighted average amortization period for the intangible assets as of December 31, 2019 was approximately 2.6 years. Lease intangible assets are amortized over the term of the related lease and included as a reduction of rental income in the Statement of Operations.